CAPITAL STOCK (Detail Textuals) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 11, 2016	Aug. 03, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Common stock, voting rights			one vote		one vote
Common stock, shares issued (in shares)			88,395,996		74,097,796	114,097,796
Common stock, shares outstanding (in shares)			88,395,996		74,097,796	114,097,796
Proceeds from Issuance of Common Stock			$ 940,000
Warrant [Member]
Class of Stock [Line Items]
Warrants Outstanding Weighted average exercise price			$ 1.56
Common Stock
Class of Stock [Line Items]
Redemption of common stock for cash					$ (80,000)
Redemption of common stock for cash (in shares)					(80,000,000)
Value of shares issued for cash			14,298,200
Proceeds from Issuance of Common Stock			$ 3,019,676
Stock Issued During Period, Shares, Issued for Services			2,965,608
Common Stock | Minimum [Member]
Class of Stock [Line Items]
Warrants Outstanding Weighted average exercise price			$ 1.25
Warrants Outstanding Weighted Average Remaining Contractual life (in years)			1 year
Common Stock | Maximum [Member]
Class of Stock [Line Items]
Warrants Outstanding Weighted average exercise price			$ 3.25
Warrants Outstanding Weighted Average Remaining Contractual life (in years)			5 years
Common Stock | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			752,000
Value of excercise warrants			$ 940,000
Common Stock | President and sole director | Stock Issuance Cancellation Agreement
Class of Stock [Line Items]
Number of shares agreed to cancel	80,000,000
Common stock issued price per share	$ 0.001
Common Stock | Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			2,965,608
Common Stock | Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			326,656
Stock Issued During Period, Value, Issued for Services			$ 320,000
Common Stock | Strategic service providers [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			10,253,936
Stock Issued During Period, Value, Issued for Services			$ 13,731,387
Apcentive, Inc. | Common Stock
Class of Stock [Line Items]
Value of shares issued for cash		40,000,000
Common stock issued price per share		$ 0.001
Value of intellectual property acquired		$ 0